Accumulated other comprehensive income - Summary of Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance, beginning of period	$ 17,095	$ 18,022	$ 19,982	$ 19,360
Foreign currency translation loss, net of tax	(2,080)	(166)	(5,103)	(1,347)
Actuarial gain/(loss), net of tax	(29)	49	107	(108)
Balance, end of period	14,986	17,905	14,986	17,905
Currency Translation Adjustments
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance, beginning of period	18,988	19,611	22,011	20,792
Foreign currency translation loss, net of tax	(2,080)	(166)	(5,103)	(1,347)
Balance, end of period	16,908	19,445	16,908	19,445
Defined Benefit Pension Plan
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance, beginning of period	(1,893)	(1,589)	(2,029)	(1,432)
Actuarial gain/(loss), net of tax	(29)	49	107	(108)
Balance, end of period	$ (1,922)	$ (1,540)	$ (1,922)	$ (1,540)